Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 131
Net transfers between stages	0
Business activity in the year	7
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	(91)
Ending balance	41
Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	74,485
Net transfers between stages	0
Business activity in the year	3,159
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,123
Limit management and final repayments	(4,832)
Ending balance	74,935
Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	201,861
Net transfers between stages	0
Business activity in the year	41,929
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,572
Limit management and final repayments	(38,159)
Ending balance	208,203
Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	90
Net transfers between stages	0
Business activity in the year	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Limit management and final repayments	(2)
Ending balance	85
Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	679
Net transfers between stages	0
Business activity in the year	126
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(205)
Limit management and final repayments	(113)
Ending balance	487
Stage 1 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	125
Net transfers between stages	0
Business activity in the year	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	(88)
Ending balance	37
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	68,211
Net transfers between stages	3,555
Business activity in the year	3,135
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,142
Limit management and final repayments	(4,476)
Ending balance	72,567
Stage 1 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	160,404
Net transfers between stages	96
Business activity in the year	39,001
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,912
Limit management and final repayments	(32,861)
Ending balance	168,552
Stage 1 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	34
Net transfers between stages	8
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	0
Ending balance	34
Stage 1 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	205
Net transfers between stages	115
Business activity in the year	28
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(146)
Limit management and final repayments	(25)
Ending balance	177
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	2
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	3
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	6,244
Net transfers between stages	(3,786)
Business activity in the year	23
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	213
Limit management and final repayments	(353)
Ending balance	2,341
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	39,426
Net transfers between stages	1,087
Business activity in the year	2,916
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	688
Limit management and final repayments	(4,843)
Ending balance	39,274
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	33
Net transfers between stages	(3)
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Limit management and final repayments	0
Ending balance	31
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	446
Net transfers between stages	(111)
Business activity in the year	89
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(61)
Limit management and final repayments	(83)
Ending balance	280
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	4
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	(3)
Ending balance	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	30
Net transfers between stages	231
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(232)
Limit management and final repayments	(3)
Ending balance	27
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	2,031
Net transfers between stages	(1,183)
Business activity in the year	12
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Limit management and final repayments	(455)
Ending balance	377
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	23
Net transfers between stages	(5)
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	(2)
Ending balance	20
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	28
Net transfers between stages	(4)
Business activity in the year	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	(5)
Ending balance	£ 30